[USAA EAGLE LOGO (R)]
9800 Fredericksburg Road
San Antonio, Texas 78288

VIA EDGAR

December 8, 2015

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:      USAA Mutual Funds Trust
1933 Act File No. 33-65572
1940 Act File No. 811-7852

Dear Sir/Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, the aforementioned Registrant hereby submits for filing interactive data relating to the supplement filed with the Securities and Exchange Commission on November 16, 2015, under Rule 497(e) (Accession No. 0000908695-15-000309) to the S&P 500 Index Fund's prospectus Dated May 1, 2015.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A and Rule 497(e).

If you have any questions with respect to the enclosed, please contact me at (210) 498-4628.

Sincerely,

/S/ JAMES G. WHETZEL

James G. Whetzel
Secretary
USAA Mutual Funds Trust

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

Exhibit – 101.INS	Instance Document
Exhibit – 101.SCH	Schema Document
Exhibit – 101.DEF	Definition Linkbase Document
Exhibit – 101.LAB	Label Linkbase Document
Exhibit – 101.PRE	Presentation Linkbase Document
Exhibit – 101.CAL	Calulations Linkbase Document